Condensed Statements Of Cash Flows - USD ($)	8 Months Ended	11 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (4,887,218)	$ (25,872,350)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account		(212,516)
Change in fair value of warrant liability	(2,128,600)	23,059,834
Non-cash compensation expense related to private placement warrants	566,333	566,333
Allocation of initial public offering proceeds to derivative liability	2,121,032	2,121,032
Unrealized gain on marketable securities held in Trust Account		(3,960)
Changes in operating assets and liabilities:
Prepaid expenses		(220,867)
Accrued expenses		220
Net cash used in operating activities		(562,274)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(724,500,000)
Net cash used in investing activities		(724,500,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		710,010,000
Proceeds from sale of Private Placement Warrants		16,990,000
Proceeds from promissory note—related party		215,215
Repayment of promissory note – related party		(814,319)
Payment of offering costs		(215,215)
Net cash provided by financing activities		726,185,681
Net Change in Cash		1,123,407
Cash – Beginning	0	0
Cash – Ending		1,123,407
Non-cash investing and financing activities:
Initial classification of Class A ordinary shares subject to possible redemption	640,817,776	640,817,776
Change in value of Class A ordinary shares subject to possible redemption	(2,178,289)	(23,163,420)
Deferred underwriting fee payable		25,357,500
Initial classification of warrant liability	54,988,834	54,988,834
Change in fair value of warrant liability	$ (2,128,600)	23,059,834
Offering costs paid directly by Sponsor from proceeds from issuance of Class B ordinary shares		$ 25,000